Income Taxes - Additional Informations (Detail) - CAD ($) $ in Millions		12 Months Ended
	Aug. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax [line items]
Transition tax related to US tax reform		$ (10.0)	$ 31.2
Revaluation due to US tax reform	$ 10.0		$ (12.6)
Federal tax rate		27.10%	27.00%
United States [member]
Disclosure of income tax [line items]
Federal tax rate		21.00%	21.00%